CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0025	$ 0.0025
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,825,000	9,200,000
Common stock, shares outstanding	10,825,000	9,200,000